Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 1,901,057	$ 2,128,316
Intangible assets	16,334,777	15,933,010
Right of use assets	4,364	11,868
Non-current assets	18,240,198	18,073,194
Current assets
Trade receivables		102
Other receivables and prepayments	24,023,758	10,429,962
Cash and cash equivalents	700,727	1,184,456
Total current assets	24,724,485	11,614,520
Total assets	42,964,683	29,687,714
Current liabilities
Short-term loan	1,572,979	1,643,993
Note payable	2,120,000
Trade and other payables	6,576,217	2,612,191
Income tax payable	826,041	733,666
Due to related parties	7,226,210	3,783,415
Contract liability	205,079
Lease liabilities – current portion	4,454	7,477
Total current liabilities	18,530,980	8,780,742
Non-current liabilities
Lease liabilities – non-current portion		4,463
Total non-current liabilities		4,463
Total liabilities	18,530,980	8,785,205
Equity
Share capital	143	899
Series A equity interest with preferential rights	1,240,000	1,240,000
Series C equity interest with preferential rights	1,500,000	1,500,000
Series D equity interest with preferential rights	3,120,000	3,120,000
Series E equity interest with preferential rights		2,152,500
Series F equity interest with preferential rights	480,000
Share premium	94,000,824	78,959,218
Other reserve	6,269,108	6,269,108
Accumulated deficit	(82,334,728)	(71,333,904)
Foreign currency translation reserve	158,401	(1,005,285)
Shareholders’ equity	24,433,748	20,902,536
Non-controlling interests	(45)	(27)
Total equity	24,433,703	20,902,509
Total liabilities and equity	$ 42,964,683	$ 29,687,714